Summary of significant accounting policies (Intangible assets) (Details)	12 Months Ended
Dec. 31, 2021
Trademarks of GFS (Member)
Finite-Lived Intangible Asset, Useful Life	10 years
Service Contracts of GFS (Member)
Finite-Lived Intangible Asset, Useful Life	1 year
Non-competition agreements of Apiguru (Member)
Finite-Lived Intangible Asset, Useful Life	3 years